Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS – 97.6%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 21.5%
Alchip Technologies Ltd. (Taiwan)	29,287	$2,917,912
eMemory Technology Inc. (Taiwan)	50,265	5,135,440
Eugene Technology Co. Ltd. (South Korea)	61,002	1,278,023
Faraday Technology Corp. (Taiwan)	279,401	2,045,570
Jusung Engineering Co. Ltd. (South Korea)	80,281	1,575,796
MediaTek Inc. (Taiwan)	125,546	5,397,189
SK Hynix Inc. (South Korea)	23,080	2,644,745
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	546,282	17,754,194
		$38,748,869
HOTELS, RESTAURANTS & LEISURE – 10.0%
H World Group Ltd. (China)	715,444	$2,366,281
MakeMyTrip Ltd. (India) (a)	42,643	4,787,956
Meituan (China) (a),(b)	254,515	4,948,629
Trip.com Group Ltd. (China) (a),(c)	47,248	3,244,048
Zomato Ltd. (India) (a)	854,292	2,767,361
		$18,114,275
BANKS – 9.3%
Alinma Bank (Saudi Arabia)	307,684	$2,369,963
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,434,317	1,624,335
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	173,519	1,114,879
ICICI Bank Ltd. (India)	406,356	6,071,699
NU Holdings Ltd. (Brazil) (a)	283,462	2,936,666
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	2,791,634	2,696,577
		$16,814,119
INTERACTIVE MEDIA & SERVICES – 7.9%
Tencent Holdings Ltd. (China)	241,266	$12,877,049
VTEX (Brazil) (a)	239,007	1,407,751
		$14,284,800
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.1%
Aldar Properties PJSC (United Arab Emirates)	1,560,875	$3,262,356
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	435,056	1,110,227
KE Holdings Inc. (China) (c)	106,684	1,965,119
Phoenix Mills (The) Ltd. (India)	335,616	6,393,014
		$12,730,716
BROADLINE RETAIL – 5.5%
MercadoLibre Inc. (Brazil) (a)	3,333	$5,667,567
Mitra Adiperkasa Tbk PT (Indonesia)	19,720,469	1,721,193

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
PDD Holdings Inc. (China) (a),(c)	26,162	$2,537,452
		$9,926,212
INSURANCE – 5.4%
AIA Group Ltd. (Hong Kong)	633,386	$4,549,525
Max Financial Services Ltd. (India) (a)	164,747	2,140,187
Ping An Insurance Group Co. of China Ltd. (China)	513,562	3,014,278
		$9,703,990
OIL, GAS & CONSUMABLE FUELS – 4.6%
Paladin Energy Ltd. (Australia) (a)	413,105	$1,923,152
Reliance Industries Ltd. (India)	447,096	6,332,046
		$8,255,198
IT SERVICES – 3.5%
FPT Corp. (Vietnam)	433,022	$2,587,847
Globant S.A. (Argentina) (a)	17,261	3,701,104
		$6,288,951
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Chroma ATE Inc. (Taiwan)	343,097	$4,268,932
Daejoo Electronic Materials Co. Ltd. (South Korea)	28,403	1,419,407
		$5,688,339
METALS & MINING – 3.1%
Ivanhoe Mines Ltd. (South Africa) (a)	478,405	$5,677,825
MACHINERY – 2.9%
Action Construction Equipment Ltd. (India)	141,281	$2,479,998
Shenzhen Inovance Technology Co. Ltd. (China)	346,438	2,765,640
		$5,245,638
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.8%
Samsung Electronics Co. Ltd. (South Korea)	139,652	$4,983,735
CAPITAL MARKETS – 2.1%
360 ONE WAM Ltd. (India)	256,491	$3,749,686
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
BBB Foods Inc. (Mexico) (a)	53,496	$1,512,867

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Raia Drogasil S.A. (Brazil)	348,383	$1,240,067
		$2,752,934
ENTERTAINMENT – 1.4%
Sea Ltd. (Singapore) (a),(c)	23,036	$2,444,120
HEALTH CARE PROVIDERS & SERVICES – 1.2%
Apollo Hospitals Enterprise Ltd. (India)	25,830	$2,197,884
CHEMICALS – 1.1%
Sunresin New Materials Co. Ltd. (China)	298,145	$1,944,467
SPECIALTY RETAIL – 1.0%
Mobile World Investment Corp. (Vietnam)	772,472	$1,847,598
TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Samsonite International S.A. (United States) (b)	546,658	$1,507,506
BIOTECHNOLOGY – 0.8%
Innovent Biologics Inc. (China) (a),(b)	305,464	$1,429,097
SOFTWARE – 0.7%
TOTVS S.A. (Brazil) (a)	302,568	$1,311,258
GROUND TRANSPORTATION – 0.3%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	678,753	$619,475
TOTAL COMMON STOCKS–97.6% (Cost $146,286,308)		$176,266,692

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
PREFERRED STOCKS – 1.2%
BANKS – 1.2%
Itau Unibanco Holding S.A. (Brazil), 3.66% (d)	437,224	$2,162,915
TOTAL INVESTMENTS–98.8% (Cost $148,509,888)		$178,429,607
Other Assets and Liabilities, net – 1.2%		$2,138,619
NET ASSETS–100.0%		$180,568,226

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  As of
December 31, 2024, these securities had a total value of $8,504,707 or 4.7% of net assets.

(c)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS – 97.3%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 24.1%
Alchip Technologies Ltd. (Taiwan)	189	$18,830
eMemory Technology Inc. (Taiwan)	379	38,722
Eugene Technology Co. Ltd. (South Korea)	559	11,711
Faraday Technology Corp. (Taiwan)	1,888	13,823
Jusung Engineering Co. Ltd. (South Korea)	700	13,740
MediaTek Inc. (Taiwan)	891	38,304
SK Hynix Inc. (South Korea)	195	22,345
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,366	109,395
		$266,870
BANKS – 13.2%
Alinma Bank (Saudi Arabia)	3,459	$26,643
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	89,430	22,576
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	1,335	8,578
ICICI Bank Ltd. (India)	3,241	48,426
Karnataka Bank (The) Ltd. (India)	6,204	15,499
NU Holdings Ltd. (Brazil) (a)	2,394	24,802
		$146,524
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.9%
Aldar Properties PJSC (United Arab Emirates)	13,461	$28,135
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	3,534	9,019
Phoenix Mills (The) Ltd. (India)	2,538	48,345
Sunteck Realty Ltd. (India)	2,140	12,665
		$98,164
OIL, GAS & CONSUMABLE FUELS – 6.0%
Paladin Energy Ltd. (Australia) (a)	2,816	$13,110
Reliance Industries Ltd. (India)	3,748	53,081
		$66,191
HOTELS, RESTAURANTS & LEISURE – 6.0%
MakeMyTrip Ltd. (India) (a)	425	$47,719
Zomato Ltd. (India) (a)	5,693	18,442
		$66,161
BROADLINE RETAIL – 4.6%
MercadoLibre Inc. (Brazil) (a)	21	$35,709
Mitra Adiperkasa Tbk PT (Indonesia)	176,180	15,377
		$51,086

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Chroma ATE Inc. (Taiwan)	2,632	$32,748
Daejoo Electronic Materials Co. Ltd. (South Korea)	246	12,294
		$45,042
METALS & MINING – 3.8%
Ivanhoe Mines Ltd. (South Africa) (a)	3,554	$42,180
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.5%
Samsung Electronics Co. Ltd. (South Korea)	1,088	$38,827
ELECTRICAL EQUIPMENT – 3.5%
KEI Industries Ltd. (India)	231	$11,939
Voltronic Power Technology Corp. (Taiwan)	206	11,661
WEG S.A. (Brazil)	1,772	15,136
		$38,736
IT SERVICES – 3.4%
Globant S.A. (Argentina) (a)	118	$25,302
Presight AI Holding PLC (United Arab Emirates) (a)	21,939	12,367
		$37,669
CAPITAL MARKETS – 3.2%
360 ONE WAM Ltd. (India)	2,441	$35,685
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.5%
BBB Foods Inc. (Mexico) (a)	681	$19,259
Raia Drogasil S.A. (Brazil)	2,268	8,073
		$27,332
MACHINERY – 1.6%
Action Construction Equipment Ltd. (India)	1,010	$17,729
INSURANCE – 1.6%
Max Financial Services Ltd. (India) (a)	1,341	$17,421
SPECIALTY RETAIL – 1.5%
Mobile World Investment Corp. (Vietnam)	6,878	$16,451

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ENTERTAINMENT – 1.5%
Sea Ltd. (Singapore) (a),(b)	153	$16,233
INDUSTRIAL CONGLOMERATES – 1.1%
SK Square Co. Ltd. (South Korea) (a)	242	$12,709
HEALTH CARE PROVIDERS & SERVICES – 1.0%
Apollo Hospitals Enterprise Ltd. (India)	138	$11,742
INTERACTIVE MEDIA & SERVICES – 1.0%
VTEX (Brazil) (a)	1,826	$10,755
SOFTWARE – 0.8%
TOTVS S.A. (Brazil) (a)	1,995	$8,646
GROUND TRANSPORTATION – 0.4%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(c)	5,450	$4,974
TOTAL COMMON STOCKS–97.3% (Cost $933,776)		$1,077,127
PREFERRED STOCKS – 1.8%
BANKS – 1.8%
Itau Unibanco Holding S.A. (Brazil), 3.66% (d)	4,080	$20,184
TOTAL INVESTMENTS–99.1% (Cost $958,378)		$1,097,311
Other Assets and Liabilities, net – 0.9%		$9,416
NET ASSETS–100.0%		$1,106,727

(a)	Non-income producing security.
(b)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  As of
December 31, 2024, these securities had a total value of $4,974 or 0.4% of net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS – 100.0%	Shares	Fair Value
SOFTWARE – 25.4%
cBrain A/S (Denmark)	13,065	$326,134
Esker S.A. (France)	189	51,008
Fortnox AB (Sweden)	39,368	255,285
Freee KK (Japan) (a)	8,400	159,917
Hyundai Ezwel Co. Ltd. (South Korea)	23,368	81,921
Kinaxis Inc. (Canada) (a)	2,849	343,160
Lime Technologies AB (Sweden)	11,779	392,319
Money Forward Inc. (Japan) (a)	3,500	106,036
m-up Holdings Inc. (Japan)	47,700	490,670
PSI Software SE (Germany) (a)	6,209	135,707
Rakus Co. Ltd. (Japan)	12,900	150,179
SmartCraft ASA (Sweden) (a)	192,726	501,141
WiseTech Global Ltd. (Australia)	1,941	144,902
		$3,138,379
FINANCIAL SERVICES – 10.1%
Boku Inc. (United States) (a),(b)	150,503	$342,915
Muthoot Microfin Ltd. (India) (a)	21,402	43,633
WAG Payment Solutions PLC (Czech Republic) (a)	358,127	358,671
Wise PLC (United Kingdom) (a)	37,946	504,355
		$1,249,574
CONSUMER STAPLES DISTRIBUTION & RETAIL – 8.5%
Apotea Sverige AB (Sweden) (a)	126,587	$961,658
Redcare Pharmacy N.V. (Netherlands) (a),(b)	656	90,408
		$1,052,066
INTERACTIVE MEDIA & SERVICES – 5.1%
Baltic Classifieds Group PLC (United Kingdom)	129,003	$508,721
Hemnet Group AB (Sweden)	4,130	125,425
		$634,146
HEALTH CARE TECHNOLOGY – 5.0%
Medley Inc. (Japan) (a)	8,800	$212,096
Nexus A.G. (Germany)	4,122	295,468
Nordhealth A/S (Finland) (a)	27,211	106,134
		$613,698
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.7%
E Ink Holdings Inc. (Taiwan)	55,000	$457,972

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
SOLUM Co. Ltd. (South Korea) (a)	9,603	$124,517
		$582,489
PHARMACEUTICALS – 4.3%
Neuren Pharmaceuticals Ltd. (Australia) (a)	21,789	$168,143
SwedenCare AB (Sweden)	84,442	368,179
		$536,322
CAPITAL MARKETS – 3.9%
AJ Bell PLC (United Kingdom)	19,888	$112,663
Integral Corp. (Japan)	13,500	368,020
		$480,683
COMMERCIAL SERVICES & SUPPLIES – 3.2%
Alpha Purchase Co. Ltd. (Japan)	35,300	$263,899
Norva24 Group AB (Sweden) (a)	52,564	125,426
		$389,325
BIOTECHNOLOGY – 3.1%
BoneSupport Holding AB (Sweden) (a),(b)	1,019	$35,604
Devyser Diagnostics AB (Sweden) (a)	32,125	344,077
		$379,681
LIFE SCIENCES TOOLS & SERVICES – 2.8%
AddLife AB (Sweden)	7,530	$93,379
Evotec SE (Germany) (a)	29,521	251,171
		$344,550
AIR FREIGHT & LOGISTICS – 2.5%
InPost S.A. (Poland) (a)	18,337	$313,052
HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
Ambu A/S (Denmark)	7,765	$112,415
PolyNovo Ltd. (Australia) (a)	150,339	188,643
		$301,058
AEROSPACE & DEFENSE – 2.3%
INVISIO AB (Sweden)	6,516	$162,254
Montana Aerospace A.G. (Germany) (a),(b)	7,570	119,553
		$281,807
DIVERSIFIED CONSUMER SERVICES – 2.2%
Auction Technology Group PLC (United Kingdom) (a)	38,532	$265,310

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
CONSUMER FINANCE – 1.9%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	138,393	$232,161
PROFESSIONAL SERVICES – 1.9%
One Career Inc. (Japan) (a)	7,600	$228,719
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.7%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	83,900	$214,106
LEISURE PRODUCTS – 1.5%
MIPS AB (Sweden)	4,424	$187,386
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Eo Technics Co. Ltd. (South Korea)	2,011	$185,884
TRADING COMPANIES & DISTRIBUTORS – 1.4%
IPD Group Ltd. (Australia)	69,836	$167,281
MEDIA – 1.3%
YouGov PLC (United Kingdom)	29,899	$155,337
PERSONAL CARE PRODUCTS – 1.0%
Pharmanutra S.p.A. (Italy)	2,169	$122,290
MACHINERY – 0.9%
AutoStore Holdings Ltd. (Norway) (a),(b)	115,661	$113,323
BROADLINE RETAIL – 0.7%
Global-e Online Ltd. (Israel) (a)	1,610	$87,793

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
IT SERVICES – 0.7%
Trifork Group A.G. (Denmark) (a)	8,265	$85,702
TOTAL COMMON STOCKS–100.0% (Cost $12,913,099)		$12,342,122
TOTAL INVESTMENTS–100.0% (Cost $12,913,099)		$12,342,122
Other Assets and Liabilities, net – 0.0%		$5,391
NET ASSETS–100.0%		$12,347,513

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  As of
December 31, 2024, these securities had a total value of $933,964 or 7.6% of net assets.